FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - Financial assets at fair value through other comprehensive income, category - Cash flow hedges - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Pre-tax net unrealized (losses) gains	$ 12	$ (12)	$ 15	$ (27)
Derivative financial assets	$ 9		$ 9		$ 67